Shareholders' Equity	6 Months Ended
Sep. 30, 2024
Shareholders Equity [Abstract]
SHAREHOLDERS' EQUITY

NOTE 13 – SHAREHOLDERS’ EQUITY

Ordinary shares

On January 26, 2024, the Company entered into a securities purchase agreement with certain institutional investors, pursuant to which the Company agreed to sell 597,015 of its ADSs, at a purchase price of $6.70 per ADS for gross proceeds of approximately $4.0 million. The Company received gross proceeds in full from the investors, and all of the ADSs were issued on January 30, 2024.

Initial public offering

On January 13, 2022, the Company closed its IPO of 625,000 ADSs at a public offering price of $40.00 per ADS, which included 25,000 ADSs issued pursuant to the partial exercise of the underwriters’ over-allotment option. Each ADS represents one ordinary share of the Company. The closing for the sale of the over-allotment shares took place on February 21, 2022. Gross proceeds of the Company’s IPO, including the proceeds from the sale of the over-allotment ADSs, totaled $25.0 million, before deducting underwriting discounts and other related expenses. Net proceeds of the Company’s IPO, including the over-allotment, were approximately $21.4 million. In connection with the IPO, the Company’s ADSs began trading on the Nasdaq Capital Market under the symbol “TKLF” on January 18, 2022.

Capital reduction

On June 27, 2024, the shareholders of the Company approved a capital reduction at the annual general meeting, and the amount of capital reduced by ¥1,856,786,684 ($15,870,723) from ¥1,955,786,684 ($16,716,839) to ¥99,000,000 ($846,116). All of the ¥1,856,786,684 ($15,870,723) of capital reduced was designated as additional paid-in capital reserve. The reduction of capital became effective on July 15, 2024.

Restricted net assets

The Company is restricted in its ability to transfer a portion of its net assets, equivalent to its share capital to its shareholders in the form of loans, advances, or cash dividends. The payment of dividends by the Company organized in Japan is subject to limitations, procedures, and formalities. Regulations in Japan currently permit payment of dividends only out of accumulated profits as determined in accordance with accounting standards and regulations in Japan. As of September 30, 2024 and March 31, 2024, the total restricted net assets of the Company amounted to $26,979,030 and $26,979,030, respectively.